PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	$ 44,767,635			$ 32,722,289
Less: accumulated depreciation	(34,138,298)			(24,112,010)
Property and equipment, net	10,629,337			8,610,279
Depreciation expense	422,670	$ 514,083	$ 547,192
Prepayments for property and equipment	644,854			660,569
Property received and accepted out of Prepayments	644,854			660,569
Property and Buildings
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	13,260,613			13,518,768
Machinery and equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	25,562,916			18,774,867
Automobiles
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	385,258			235,360
Office and electric equipment
PROPERTY, PLANT AND EQUIPMENT, NET
Subtotal	$ 5,558,848			$ 193,294